Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Notes Payable [Line Items]
Notes payable		$ 8,075	$ 9,248	$ 12,176	$ 14,907
China Minsheng Bank Fuzhou Branch [Member] | Commercial Paper [Member]
Schedule of Notes Payable [Line Items]
Notes payable		5,139	6,403
Industrial Bank Fuzhou Branch [Member] | Letters of Credit [Member]
Schedule of Notes Payable [Line Items]
Notes payable	[1]	$ 2,936	$ 2,845

[1]	On September 16, 2025, Industrial Bank Fuzhou Branch issued letter of credits approximately $2.9 million (RMB20.0 million) to the Company with due date of September 16, 2026. The letter of credit was drawn down from Industrial Bank Fuzhou Branch’s credit line.